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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05149
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson                 Kirkland, Washington    May 15, 2003
   -------------------------------    --------------------    -------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $2,126,051
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL
INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH
THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------    -----------------            ---------------------------------


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                      FORM 13F INFORMATION TABLE
                         AS OF MARCH 31, 2003

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ----------------------- ------------ ---------- ----------------------
                                                                  AMOUNT AND TYPE
                                                                    OF SECURITY
                                                      VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED    NONE
------------------------- ---------------- --------- -------- ---------- ----- ------ ------------ ---------- ------ ---------- ----
ALASKA AIR GROUP          Common Stock     011659109   12,409    792,400   SH            OTHER          1               792,400
AVISTA CORP               Common Stock     05379B107   31,581  2,982,200   SH            OTHER          1             2,982,200
BOCA RESORTS, INC.        Common Stock     09688T106   22,545  2,047,704   SH            OTHER          1             2,047,704
CANADIAN NATIONAL
 RAILWAY CO.              Common Stock     136375102  448,758 10,485,000   SH            OTHER          1            10,485,000
COX COMMUNICATIONS INC.   Common Stock     224044107  761,075 24,463,986   SH            OTHER          1            24,463,986
EXTENDED STAY
 AMERICA, INC.            Common Stock     30224P101   57,489  5,692,000   SH            OTHER          1             5,692,000
FISHER
 COMMUNICATIONS, INC.     Common Stock     337756209   20,347    455,700   SH            OTHER          1               455,700
FOUR SEASONS HOTEL INC.   Common Stock     35100E104   11,996    441,500   SH            OTHER          1               441,500
ICOS CORP                 Common Stock     449295104  100,276  5,359,501   SH            OTHER          1             5,359,501
NEXTEL PARTNERS INC.      Common Stock     65333F107   64,341 12,766,106   SH            OTHER          1            12,766,106
OTTER TAIL CORP.          Common Stock     689648103   38,933  1,503,200   SH            OTHER          1             1,503,200
PAIN THERAPEUTICS INC.    Common Stock     69562K100    3,166  1,851,700   SH            OTHER          1             1,851,700
PAN AMERICAN SILVER CORP  Common Stock     697900108   31,141  5,105,000   SH            OTHER          1             5,105,000
PNM RESOURCES INC.        Common Stock     69349H107   83,080  3,694,100   SH            OTHER          1             3,694,100
REPUBLIC SERVICES INC.    Common Stock     760759100  358,673 18,078,300   SH            OTHER          1            18,078,300
SCHNITZER STEEL INDS INC. Common Stock     806882106   14,682    602,200   SH            OTHER          1               602,200
SEATTLE GENETICS INC.     Common Stock     812578102    8,380  3,521,088   SH            OTHER          1             3,521,088
SIX FLAGS, INC.           Common Stock     83001P109   57,179 10,210,600   SH            OTHER          1            10,210,500
